Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Entity Central Index Key	0000313927
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE
Entity File Number	1-10585
Entity Tax Identification Number	13-4996950
Entity Address, Address Line One	500 Charles Ewing Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(609)
Local Phone Number	806-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	CHD
Security Exchange Name	NYSE